BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Brokers and Dealers [Abstract]
Receivables from customers	$ 10,380	$ 5,811
Receivables from brokers, dealers, and clearing organization	18,039	19,863
Total brokerage receivable	28,419	25,674
Payables to customers	33,984	34,751
Payables to brokers, dealers, and clearing organization	18,196	18,956
Total brokerage payable	$ 52,180	$ 53,707